UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         31 December 2011
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       J.Safra Asset Management (Europe) Ltd
          --------------------------------------------------------------
Address:    47 Berkeley Square
          --------------------------------------------------------------
            London W1J 5AU
          --------------------------------------------------------------
            United Kindom
          --------------------------------------------------------------

Form 13F File Number:
                            --------------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Mr. Paul Ellis
                  ----------------------------------------------------------
          Title:    Compliance Officer
                  ----------------------------------------------------------
          Phone:    44 207 514 1016
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Paul Ellis        London, UK    20 January 2012
      ---------------------     ---------------------    -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name


                                 -------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              none
                                             ----------------------------

Form 13F Information Table Entry Total:         77
                                             ----------------------------

Form 13F Information Table Value Total:	    $ 56,225

                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE.


FORM 13F

12-31-2012

                                                   FORM 13F INFORMATION TABLE







Voting Authority
NAME OF ISSUER
TITLE OF CLASS
CUSIP
 VALUE (x$1000)
SHARES/PRN AMOUNT
INVSTMNT DSCRTN
MANAGER
SOLE
Shared
None
99 CENTS ONLY STORES
Equity
65440K106
     788
35,899
Sole
JSAMEL
       788
0
0
ADVANCED ANALOGIC TECHNOLOGI
Equity
00752J108
   1,397
241,737
Sole
JSAMEL
     1,397
0
0
AETNA INC
Equity
00817Y108
     452
10,720
Sole
JSAMEL
       452
0
0
AIRCASTLE LTD
Equity
G0129K104
     398
31,298
Sole
JSAMEL
       398
0
0
ALEXION PHARMACEUTICALS INC
Equity
15351109
     520
7,275
Sole
JSAMEL
       520
0
0
ALLIANCE DATA SYSTEMS CORP
Equity
18581108
     466
4,492
Sole
JSAMEL
       466
0
0
ALTRIA GROUP INC
Equity
02209S103
     551
18,577
Sole
JSAMEL
       551
0
0
AMEREN CORPORATION
Equity
23608102
     535
16,149
Sole
JSAMEL
       535
0
0
AMERICA'S CAR-MART INC
Equity
03062T105
     411
10,490
Sole
JSAMEL
       411
0
0
APPLE INC
Equity
37833100
     491
1,213
Sole
JSAMEL
       491
0
0
ASSURANT INC
Equity
04621X108
     526
12,804
Sole
JSAMEL
       526
0
0
AUTOZONE INC
Equity
53332102
     536
1,648
Sole
JSAMEL
       536
0
0
B&G FOODS INC
Equity
05508R106
     443
18,422
Sole
JSAMEL
       443
0
0
BRIDGEPOINT EDUCATION INC
Equity
10807M105
     392
17,045
Sole
JSAMEL
       392
0
0
C&J ENERGY SERVICES INC
Equity
12467B304
     308
14,700
Sole
JSAMEL
       308
0
0
CACI INTERNATIONAL INC -CL A
Equity
127190304
     490
8,768
Sole
JSAMEL
       490
0
0
CBIZ INC
Equity
124805102
     503
82,335
Sole
JSAMEL
       503
0
0
CELGENE CORP
Equity
151020104
     554
8,195
Sole
JSAMEL
       554
0
0
CF INDUSTRIES HOLDINGS INC
Equity
125269100
     424
2,924
Sole
JSAMEL
       424
0
0
CHEVRON CORP
Equity
166764100
     541
5,089
Sole
JSAMEL
       541
0
0
CHINA MOBILE LTD-SPON ADR
Depository Receipt
16941M109
     511
10,538
Sole
JSAMEL
       511
0
0
CHINA PETROLEUM & CHEM-ADR
Depository Receipt
16941R108
     448
4,265
Sole
JSAMEL
       448
0
0
CIGNA CORP
Equity
125509109
     443
10,541
Sole
JSAMEL
       443
0
0
CINCINNATI BELL INC
Equity
171871106
     439
144,751
Sole
JSAMEL
       439
0
0
CLEARWATER PAPER CORP
Equity
18538R103
     426
11,971
Sole
JSAMEL
       426
0
0
CONOCOPHILLIPS
Equity
20825C104
     511
7,008
Sole
JSAMEL
       511
0
0
CONSTELLATION ENERGY GROUP CFD
Contract for Difference
210371100
      42
55,500
Sole
JSAMEL
        42
0
0
COSAN LTD-CLASS A SHARES
Equity
G25343107
     429
39,182
Sole
JSAMEL
       429
0
0
CYS INVESTMENTS INC
Equity
12673A108
     552
41,973
Sole
JSAMEL
       552
0
0
DELUXE CORP
Equity
248019101
     409
17,976
Sole
JSAMEL
       409
0
0
DIRECTV-CLASS A
Equity
25490A101
     496
11,601
Sole
JSAMEL
       496
0
0
DISCOVER FINANCIAL SERVICES
Equity
254709108
     438
18,267
Sole
JSAMEL
       438
0
0
DOMTAR CORP
Equity
257559203
     341
4,264
Sole
JSAMEL
       341
0
0
ENDURANCE SPECIALTY HOLDINGS
Equity
G30397106
     510
13,342
Sole
JSAMEL
       510
0
0
ENTERGY CORP
Equity
29364G103
     569
7,792
Sole
JSAMEL
       569
0
0
EZCORP INC-CL A
Equity
302301106
     410
15,549
Sole
JSAMEL
       410
0
0
FTI CONSULTING INC
Equity
302941109
     484
11,403
Sole
JSAMEL
       484
0
0
GAMESTOP CORP-CLASS A
Equity
36467W109
     455
18,863
Sole
JSAMEL
       455
0
0
GENON ENERGY INC
Equity
3.72E+111
     381
145,897
Sole
JSAMEL
       381
0
0
GOLD FIELDS LTD-SPONS ADR
Depository Receipt
38059T106
     426
27,919
Sole
JSAMEL
       426
0
0
GOODRICH CORP
Equity
382388106
   3,616
29,234
Sole
JSAMEL
     3,616
0
0
H&R BLOCK INC
Equity
93671105
     481
29,442
Sole
JSAMEL
       481
0
0
HEALTHSPRING INC
Equity
42224N101
   2,222
40,733
Sole
JSAMEL
     2,222
0
0
HI-TECH PHARMACAL CO INC
Equity
42840B101
     401
10,319
Sole
JSAMEL
       401
0
0
INNOSPEC INC
Equity
45768S105
     249
8,855
Sole
JSAMEL
       249
0
0
ITT EDUCATIONAL SERVICES INC
Equity
45068B109
     406
7,138
Sole
JSAMEL
       406
0
0
LOOPNET INC
Equity
543524300
   2,005
109,700
Sole
JSAMEL
     2,005
0
0
LORILLARD INC
Equity
544147101
     522
4,581
Sole
JSAMEL
       522
0
0
MANHATTAN ASSOCIATES INC
Equity
562750109
     319
7,885
Sole
JSAMEL
       319
0
0
MEDCO HEALTH SOLUTIONS INC
Equity
58405U102
   2,376
42,500
Sole
JSAMEL
     2,376
0
0
MEDICINES COMPANY
Equity
584688105
     372
19,942
Sole
JSAMEL
       372
0
0
MOTOROLA MOBILITY HOLDINGS I
Equity
620097105
   3,403
87,703
Sole
JSAMEL
     3,403
0
0
NASDAQ OMX GROUP/THE
Equity
631103108
     438
17,854
Sole
JSAMEL
       438
0
0
NETEASE.COM INC-ADR
Depository Receipt
64110W102
     400
8,918
Sole
JSAMEL
       400
0
0
NETLOGIC MICROSYSTEMS INC
Equity
64118B100
   2,599
52,425
Sole
JSAMEL
     2,599
0
0
NEWPARK RESOURCES INC
Equity
651718504
     331
34,831
Sole
JSAMEL
       331
0
0
PACIFIC DRILLING SA
Equity
61169563
     598
64,350
Sole
JSAMEL
       598
0
0
PDL BIOPHARMA INC
Equity
69329Y104
     352
56,845
Sole
JSAMEL
       352
0
0
PHARMASSET INC
Equity
71715N106
   3,795
29,600
Sole
JSAMEL
     3,795
0
0
PHILIP MORRIS INTERNATIONAL
Equity
7.18E+08
     565
7,200
Sole
JSAMEL
       565
0
0
PREMIERE GLOBAL SERVICES INC
Equity
740585104
     375
44,277
Sole
JSAMEL
       375
0
0
PROGRESS ENERGY INC CFD
Contract for Difference
743263105
      60
34,585
Sole
JSAMEL
        60
0
0
PUBLIC SERVICE ENTERPRISE GP
Equity
744573106
     576
17,444
Sole
JSAMEL
       576
0
0
RIGHTNOW TECHNOLOGIES INC
Equity
76657R106
   1,854
43,400
Sole
JSAMEL
     1,854
0
0
SMITHFIELD FOODS INC
Equity
832248108
     305
12,560
Sole
JSAMEL
       305
0
0
SOUTHERN UNION CO CFD
Contract for Difference
844030106
      21
80,200
Sole
JSAMEL
        21
0
0
SUCCESSFACTORS INC
Equity
864596101
   1,595
40,000
Sole
JSAMEL
     1,595
0
0
TAL INTERNATIONAL GROUP INC
Equity
874083108
     417
14,499
Sole
JSAMEL
       417
0
0
TESORO CORP
Equity
881609101
     360
15,424
Sole
JSAMEL
       360
0
0
UNIVERSAL CORP/VA
Equity
913456109
     506
11,001
Sole
JSAMEL
       506
0
0
VERISK ANALYTICS INC-CLASS A
Equity
92345Y106
     550
13,715
Sole
JSAMEL
       550
0
0
VISA INC-CLASS A SHARES
Equity
92826C839
   2,031
20,000
Sole
JSAMEL
     2,031
0
0
WARNER CHILCOTT PLC-CLASS A
Equity
00B446CM7
     400
26,409
Sole
JSAMEL
       400
0
0
WINDSTREAM CORP
Equity
97381W104
     559
47,604
Sole
JSAMEL
       559
0
0
WORLD ACCEPTANCE CORP
Equity
981419104
     462
6,292
Sole
JSAMEL
       462
0
0
YAHOO! INC
Equity
984332106
   1,258
78,000
Sole
JSAMEL
     1,258
0
0










Report Summary 77


  56,225






